Sit Mutual Funds

3300 IDS Center, 80 South Eighth Street

Minneapolis, MN 55402

612-332-3223

January 28, 2022

Securities and Exchange Commission	VIA EDGAR TRANSMISSION
100 F Street, NE
Washington, DC 20549

				Form N-1A
				Registration Statement
		1940 Act	1933 Act	Post-Effective
RE:	Registrant	File Number	File Number	Amendment #
	Sit U.S. Government Securities Fund, Inc.	811-04995	33-11549	61
	Sit Mutual Funds II, Inc.	811-04033	002-91312	78
	Sit Tax-Free Income Fund
	Sit Minnesota Tax-Free Income Fund
	Sit Quality Income Fund

On behalf of the above-referenced Sit Mutual Funds (each, a “Registrant” and collectively, the “Registrants”), transmitted herewith for filing under the Securities Act of 1933 as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”), is a Post-Effective Amendment to the Registrants’ Registration Statement on Form N-1A, including exhibits (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, to become effective on March 30, 2022.

The purpose of the Amendment is to register an additional class of shares (“Class Y Shares”) of Sit Quality Income Fund (the “Fund”). Changes were also made to reflect a fee waiver applicable to the Fund effective April 1, 2022. The Registrants file a combined registration statement parts A, B and C and therefore all Registrants are included in this filing.

Please direct all questions or comments on the Amendment to my attention at 612-359-2536.

Sincerely,

/s/ Paul E. Rasmussen

Paul E. Rasmussen

Vice President

Enclosures

cc:  Jillian Bosmann, Faegre Drinker Biddle & Reath LLP